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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01424

                                                             AIM Equity  Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

                                                     11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)  (Zip code)

                                           Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:      10/31

Date of reporting period:    7/31/17

Item 1. Schedule of Investments.

Invesco Charter Fund Quarterly Schedule of Portfolio Holdings July 31, 2017

invesco.com/us	CHT-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.62%

Advertising–1.53%

Publicis Groupe S.A. (France)	784,824	$59,364,621

Aerospace & Defense–2.86%

General Dynamics Corp.	281,346	55,236,660

United Technologies Corp.	471,752	55,935,635

		111,172,295

Air Freight & Logistics–1.04%

United Parcel Service, Inc. -Class B	365,678	40,330,627

Apparel, Accessories & Luxury Goods–2.88%

Hanesbrands, Inc.	2,365,131	54,208,802

LVMH Moet Hennessy Louis Vuitton S.E. (France)	229,261	57,714,413

		111,923,215

Asset Management & Custody Banks–0.99%

Northern Trust Corp.	441,366	38,623,939

Auto Parts & Equipment–2.21%

Delphi Automotive PLC	949,140	85,821,239

Biotechnology–5.96%

Biogen Inc. (b)	231,829	67,135,360

Celgene Corp. (b)	755,377	102,285,600

Shire PLC -ADR	370,209	62,024,816

		231,445,776

Building Products–1.44%

Johnson Controls International PLC	1,431,050	55,739,397

Cable & Satellite–2.74%

Comcast Corp. -Class A	2,626,674	106,248,963

Consumer Finance–2.17%

American Express Co.	988,927	84,286,248

Data Processing & Outsourced Services–1.06%

Mastercard Inc. -Class A	323,060	41,287,068

Distillers & Vintners–1.61%

Diageo PLC (United Kingdom)	1,936,229	62,553,234

Diversified Banks–2.85%

Svenska Handelsbanken AB -Class A (Sweden)	3,435,774	51,140,188

U.S. Bancorp	1,126,268	59,444,425

		110,584,613

Drug Retail–1.51%

Walgreens Boots Alliance, Inc.	725,863	58,555,368

Electric Utilities–1.11%

Duke Energy Corp.	508,588	43,291,011

	Shares	Value

Electronic Manufacturing Services–1.38%

TE Connectivity Ltd.	666,737	$53,598,987

General Merchandise Stores–1.07%

Dollar General Corp.	551,257	41,432,476

Health Care Facilities–1.58%

HCA Healthcare, Inc. (b)	762,761	61,280,219

Health Care Supplies–0.99%

DENTSPLY SIRONA Inc.	617,517	38,304,579

Home Improvement Retail–1.63%

Home Depot, Inc. (The)	423,729	63,389,858

Household Appliances–1.06%

Whirlpool Corp.	230,475	40,996,893

Housewares & Specialties–2.00%

Newell Brands, Inc.	1,474,143	77,716,819

Industrial Conglomerates–0.91%

General Electric Co.	1,373,513	35,175,668

Industrial Gases–1.12%

Air Liquide S.A. (France)	354,902	43,558,590

Industrial Machinery–3.18%

Illinois Tool Works Inc.	291,791	41,057,912

Stanley Black & Decker Inc.	586,302	82,486,828

		123,544,740

Insurance Brokers–1.62%

Marsh & McLennan Cos., Inc.	807,374	62,950,951

Integrated Oil & Gas–1.51%

Suncor Energy, Inc. (Canada)	1,801,230	58,756,123

Internet & Direct Marketing Retail–1.26%

Priceline Group Inc. (The) (b)	24,176	49,041,016

Internet Software & Services–4.39%

Alphabet Inc. -Class C (b)	119,035	110,762,068

eBay Inc. (b)	1,672,902	59,772,788

		170,534,856

IT Consulting & Other Services–2.74%

Cognizant Technology Solutions Corp. -Class A	1,533,104	106,274,769

Life & Health Insurance–2.92%

AIA Group Ltd. (Hong Kong)	14,373,200	113,262,465

Life Sciences Tools & Services–1.81%

Thermo Fisher Scientific, Inc.	399,635	70,147,932

Movies & Entertainment–1.63%

Time Warner Inc.	618,714	63,368,688

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Multi-Sector Holdings–1.84%

Berkshire Hathaway Inc. -Class A (b)	272	$71,477,792

Oil & Gas Equipment & Services–2.67%

Halliburton Co.	599,582	25,446,260

Schlumberger Ltd.	370,497	25,416,094

Tenaris S.A. -ADR (Luxembourg)	1,678,803	52,949,447

		103,811,801

Oil & Gas Exploration & Production–2.39%

Concho Resources Inc. (b)	424,341	55,274,659

Range Resources Corp.	1,782,264	37,623,593

		92,898,252

Pharmaceuticals–3.83%

Allergan PLC	360,529	90,972,282

Merck & Co., Inc.	901,659	57,597,977

		148,570,259

Property & Casualty Insurance–2.55%

Progressive Corp. (The)	2,097,922	98,875,064

Regional Banks–1.38%

First Republic Bank	533,714	53,547,526

Retail REIT’s–0.91%

GGP Inc.	1,555,929	35,179,555

Semiconductors–4.19%

Analog Devices, Inc.	474,834	37,516,634

QUALCOMM Inc.	848,898	45,152,885

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11,294,019	79,984,124

		162,653,643

Systems Software–4.15%

Microsoft Corp.	793,721	57,703,517

Oracle Corp.	2,073,123	103,511,031

		161,214,548

Wireless Telecommunication Services–0.95%

Vodafone Group PLC –ADR (United Kingdom)	1,248,837	37,065,482

Total Common Stocks & Other Equity Interests (Cost $2,633,397,020)		3,479,857,165

	Shares	Value

Money Market Funds–10.18%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	237,203,202	$237,203,202

Treasury Portfolio – Institutional Class, 0.91% (c)	158,135,467	158,135,467

Total Money Market Funds (Cost $395,338,669)		395,338,669

TOTAL INVESTMENTS–99.80% (Cost $3,028,735,689)		3,875,195,834

OTHER ASSETS LESS LIABILITIES–0.20%		7,791,858

NET ASSETS–100.00%		$3,882,987,692

Investment Abbreviations:

ADR   — American Depositary Receipt

REIT   — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $79,984,124 and from Level 2 to Level 1 of $113,693,422, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$3,399,873,041	$79,984,124	$—	$3,479,857,165

Money Market Funds	395,338,669	—	—	395,338,669

Total Investments	$3,795,211,710	$79,984,124	$—	$3,875,195,834

Invesco Charter Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $833,325,461 and $1,197,262,289, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$929,997,834
Aggregate unrealized (depreciation) of investment securities	(86,639,827)
Net unrealized appreciation of investment securities	$843,358,007
Cost of investments for tax purposes is $3,031,837,827.

Invesco Charter Fund

Invesco Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings July 31, 2017

invesco.com/us	DDI-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.57%

Aerospace & Defense–1.76%

General Dynamics Corp.	1,319,381	$259,034,072

Raytheon Co.	918,208	157,720,588

		416,754,660

Air Freight & Logistics–1.10%

United Parcel Service, Inc. -Class B	2,364,533	260,784,345

Apparel Retail–0.55%

TJX Cos., Inc. (The)	1,861,598	130,888,955

Apparel, Accessories & Luxury Goods–0.90%

Coach, Inc.	2,741,614	129,239,684

Columbia Sportswear Co.	1,388,853	84,136,715

		213,376,399

Asset Management & Custody Banks–1.04%

Federated Investors, Inc. -Class B	3,998,788	115,285,058

Legg Mason, Inc.	3,234,036	129,393,780

		244,678,838

Brewers–1.67%

Heineken N.V. (Netherlands)	3,772,794	393,704,649

Consumer Finance–1.64%

American Express Co.	4,558,466	388,518,057

Data Processing & Outsourced Services–0.94%

Automatic Data Processing, Inc.	1,858,475	220,991,262

Drug Retail–1.03%

Walgreens Boots Alliance, Inc.	3,025,145	244,038,447

Electric Utilities–11.02%

American Electric Power Co., Inc.	4,802,814	338,790,499

Duke Energy Corp.	4,313,392	367,155,927

Entergy Corp.	5,383,012	412,984,681

Exelon Corp.	16,359,326	627,216,559

PPL Corp.	17,654,917	676,712,969

SSE PLC (United Kingdom)	9,837,249	178,990,865

		2,601,851,500

Electrical Components & Equipment–2.42%

ABB Ltd. (Switzerland)	11,103,585	260,249,630

Emerson Electric Co.	5,206,641	310,367,870

		570,617,500

Food Distributors–1.23%

Sysco Corp.	5,516,540	290,280,335

General Merchandise Stores–1.57%

Target Corp.	6,546,269	370,977,064

Health Care Equipment–0.81%

Stryker Corp.	1,302,270	191,563,917

	Shares	Value

Hotels, Resorts & Cruise Lines–0.54%

Accor S.A. (France)	2,730,639	$126,882,344

Household Products–3.12%

Kimberly-Clark Corp.	2,113,560	260,306,050

Procter & Gamble Co. (The)	5,255,638	477,317,043

		737,623,093

Housewares & Specialties–0.74%

Newell Brands, Inc.	3,296,158	173,773,450

Human Resource & Employment Services–0.48%

Robert Half International, Inc.	2,502,822	113,252,695

Industrial Machinery–1.90%

Flowserve Corp. (b)	7,183,643	295,463,237

Pentair PLC (United Kingdom)	2,426,371	153,031,219

		448,494,456

Integrated Oil & Gas–4.81%

Royal Dutch Shell PLC -Class B (United Kingdom)	5,946,190	169,594,860

Suncor Energy, Inc. (Canada)	16,161,705	527,207,974

TOTAL S.A. (France)	8,646,685	439,099,084

		1,135,901,918

Integrated Telecommunication Services–5.58%

AT&T Inc.	18,004,621	702,180,219

BT Group PLC (United Kingdom)	80,891,929	334,607,503

Deutsche Telekom AG (Germany)	15,419,121	281,655,254

		1,318,442,976

Motorcycle Manufacturers–1.08%

Harley-Davidson, Inc.	5,263,542	256,176,589

Movies & Entertainment–0.93%

Time Warner Inc.	2,137,375	218,909,947

Multi-Line Insurance–2.85%

Hartford Financial Services Group, Inc. (The)	12,256,855	674,127,025

Multi-Utilities–4.65%

Consolidated Edison, Inc.	4,595,299	380,766,475

Dominion Energy, Inc.	5,807,646	448,234,118

Sempra Energy	2,378,863	268,835,308

		1,097,835,901

Oil & Gas Drilling–0.31%

Nabors Industries Ltd.	9,517,098	73,376,826

Oil & Gas Equipment & Services–0.07%

Baker Hughes, a GE Co.	443,919	16,376,172

Oil & Gas Exploration & Production–1.32%

ConocoPhillips	6,887,204	312,472,445

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–7.14%

Campbell Soup Co.	6,324,540	$334,125,448

General Mills, Inc.	12,584,243	700,438,966

Kraft Heinz Co. (The)	4,060,155	355,101,156

Mondelez International, Inc. -Class A	6,740,532	296,718,219

		1,686,383,789

Paper Packaging–2.21%

Avery Dennison Corp.	1,215,284	112,936,342

International Paper Co.	5,596,107	307,673,963

Sonoco Products Co.	2,099,609	101,789,044

		522,399,349

Personal Products–0.60%

L’Oreal S.A. (France)	682,515	141,444,139

Pharmaceuticals–4.46%

Bayer AG (Germany)	963,271	122,159,507

Bristol-Myers Squibb Co.	6,967,074	396,426,511

Eli Lilly and Co.	4,106,868	339,473,709

Johnson & Johnson	1,467,509	194,767,794

		1,052,827,521

Property & Casualty Insurance–0.87%

Travelers Cos., Inc. (The)	1,603,839	205,435,738

Regional Banks–7.14%

Cullen/Frost Bankers, Inc.	1,658,753	150,581,597

Fifth Third Bancorp	9,751,225	260,357,707

KeyCorp	12,804,694	230,996,680

M&T Bank Corp.	2,404,392	392,276,555

PNC Financial Services Group, Inc. (The)	2,255,967	290,568,550

Zions Bancorp.	8,005,480	362,808,354

		1,687,589,443

	Shares	Value

Restaurants–0.73%

Darden Restaurants, Inc.	2,049,866	$171,942,760

Semiconductors–0.02%

Analog Devices, Inc.	58,187	4,597,355

Soft Drinks–2.70%

Coca-Cola Co. (The)	13,909,040	637,590,394

Specialized REIT’s–1.47%

Weyerhaeuser Co.	10,542,405	348,110,213

Tobacco–2.17%

Altria Group, Inc.	2,640,117	171,528,402

Philip Morris International Inc.	2,915,826	340,306,052

		511,834,454

Total Common Stocks & Other Equity Interests (Cost $15,741,540,420)		20,212,826,920

Money Market Funds–14.43%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	2,044,610,280	2,044,610,280

Treasury Portfolio – Institutional Class, 0.91% (c)	1,363,073,520	1,363,073,520

Total Money Market Funds (Cost $3,407,683,800)		3,407,683,800

TOTAL INVESTMENTS–100.00% (Cost $19,149,224,220)		23,620,510,720

OTHER ASSETS LESS LIABILITIES–0.00%		(119,690)

NET ASSETS–100.00%		$23,620,391,030

Investment Abbreviations:

REIT  — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2017 represented 1.25% of the Fund’s Net Assets. See Note 4.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $281,655,254 and from Level 2 to Level 1 of $728,312,152, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Common Stocks & Other Equity Interests	$19,062,228,092	$1,150,598,828	$—	$20,212,826,920

Money Market Funds	3,407,683,800	—	—	3,407,683,800

	22,469,911,892	1,150,598,828	—	23,620,510,720

Forward Foreign Currency Contracts*	—	(22,319,005)	—	(22,319,005)

Total Investments	$22,469,911,892	$1,128,279,823	$—	$23,598,191,715

* Unrealized appreciation (depreciation).

Invesco Diversified Dividend Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/22/2017	Citigroup Global Markets Inc.	CAD	101,758,250	USD	80,904,346	$81,680,782	$(776,436)
09/22/2017	Citigroup Global Markets Inc.	EUR	213,159,392	USD	246,517,772	253,024,426	(6,506,654)
09/22/2017	Goldman Sachs International	CAD	101,758,250	USD	80,894,055	81,680,781	(786,726)
09/22/2017	Goldman Sachs International	EUR	213,039,121	USD	246,317,962	252,881,661	(6,563,699)
09/22/2017	Merrill Lynch International	CAD	101,535,682	USD	80,695,952	81,502,127	(806,175)
09/22/2017	Merrill Lynch International	EUR	213,039,121	USD	246,102,792	252,881,661	(6,778,869)
09/22/2017	State Street Bank and Trust Co.	EUR	4,351,226	USD	5,064,545	5,164,991	(100,446)
Total Forward Foreign Currency Contracts—Currency Risk							$(22,319,005)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/17	Dividend Income
Flowserve Corp.	$243,325,101	$67,610,509	$—	$(15,472,373)	$—	$295,463,237	$3,837,754
Joy Global Inc.	161,102,527	—	(163,823,267)	25,244,050	(22,523,310)	—	115,776
Total	$404,427,628	$67,610,509	$(163,823,267)	$9,771,677	$(22,523,310)	$295,463,237	$3,953,530

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $4,110,665,777 and $1,251,848,416, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,667,047,319
Aggregate unrealized (depreciation) of investment securities	(199,773,105)
Net unrealized appreciation of investment securities	$4,467,274,214
Cost of investments for tax purposes is $19,153,236,506.

Invesco Diversified Dividend Fund

Invesco Summit Fund Quarterly Schedule of Portfolio Holdings July 31, 2017

invesco.com/us	SUM-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.90%

Advertising–0.47%

Interpublic Group of Cos., Inc. (The)	447,008	$ 9,659,843

Aerospace & Defense–3.07%

Northrop Grumman Corp.	59,253	15,591,242
Raytheon Co.	163,227	28,037,502
Teledyne Technologies Inc. (b)	146,000	19,905,640
		63,534,384

Airlines–0.81%

Alaska Air Group, Inc.	195,500	16,662,465

Application Software–1.66%

salesforce.com, inc. (b)	379,393	34,448,884

Biotechnology–5.84%

Alexion Pharmaceuticals, Inc. (b)	248,351	34,108,526
Celgene Corp. (b)	463,576	62,772,826
Incyte Corp. (b)	180,191	24,017,659
		120,899,011

Cable & Satellite–3.32%

Charter Communications, Inc. -Class A (b)	68,722	26,932,839
Comcast Corp. -Class A	210,253	8,504,734
DISH Network Corp. -Class A(b)	520,599	33,333,954
		68,771,527

Coal & Consumable Fuels–0.51%

Peabody Energy Corp. (b)(c)	375,067	10,516,879

Commodity Chemicals–0.38%

Westlake Chemical Corp.	111,267	7,828,746

Consumer Electronics–1.83%

Sony Corp. (Japan)	920,400	37,821,583

Data Processing & Outsourced Services–5.70%

Mastercard Inc. -Class A	143,218	18,303,260
Vantiv, Inc. -Class A (b)	177,521	11,281,460
Visa Inc. -Class A	886,774	88,287,219
		117,871,939

Diversified Banks–0.40%

Bank of America Corp.	341,456	8,235,919

Electronic Equipment & Instruments–0.56%

Keysight Technologies, Inc. (b)	279,350	11,618,166

Environmental & Facilities Services–1.67%

Waste Connections, Inc. (Canada)	280,803	18,246,579
Waste Management, Inc.	217,045	16,310,932
		34,557,511

	Shares	Value

Financial Exchanges & Data–1.50%

Intercontinental Exchange, Inc.	312,419	$ 20,841,471
London Stock Exchange Group PLC (United Kingdom)	145,398	7,197,800
S&P Global Inc.	18,898	2,902,544
		30,941,815

Health Care Equipment–1.32%

Boston Scientific Corp. (b)	670,531	17,849,535
Intuitive Surgical, Inc. (b)	10,022	9,403,242
		27,252,777

Home Entertainment Software–8.65%

Activision Blizzard, Inc.	797,489	49,268,870
Electronic Arts Inc. (b)	486,106	56,748,015
Nintendo Co., Ltd. (Japan)	100,900	34,309,204
Take-Two Interactive Software, Inc. (b)	485,481	38,586,030
		178,912,119

Home Improvement Retail–3.25%

Home Depot, Inc. (The)	178,402	26,688,939
Lowe’s Cos., Inc.	523,260	40,500,324
		67,189,263

Hotels, Resorts & Cruise Lines–2.60%

Norwegian Cruise Line Holdings Ltd. (b)	623,363	34,328,601
Royal Caribbean Cruises Ltd.	171,459	19,386,869
		53,715,470

Housewares & Specialties–0.78%

Newell Brands, Inc.	307,336	16,202,754

Industrial Gases–0.35%

Praxair, Inc.	56,132	7,306,141

Industrial Machinery–0.42%

Stanley Black & Decker Inc.	61,250	8,617,262

Internet & Direct Marketing Retail–7.80%

Amazon.com, Inc. (b)	118,851	117,398,641
Netflix Inc. (b)	38,042	6,910,709
Priceline Group Inc. (The) (b)	18,322	37,166,177
		161,475,527

Internet Software & Services–15.37%

Alibaba Group Holding Ltd. -ADR (China)(b)	333,537	51,681,558
Alphabet Inc. -Class A (b)	12,567	11,882,099
Alphabet Inc. -Class C (b)	142,541	132,634,400
Facebook, Inc. -Class A (b)	719,750	121,817,688
		318,015,745

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Investment Banking & Brokerage–1.36%

Charles Schwab Corp. (The)	195,090	$ 8,369,361
E*TRADE Financial Corp. (b)	311,653	12,777,773
Lazard Ltd. -Class A	149,687	6,991,880
		28,139,014

Life Sciences Tools & Services–0.56%

Thermo Fisher Scientific, Inc.	65,996	11,584,278

Managed Health Care–2.72%

UnitedHealth Group Inc.	293,718	56,338,050

Movies & Entertainment–0.29%

IMAX Corp. (b)	285,000	6,099,000

Oil & Gas Equipment & Services–0.30%

Halliburton Co.	120,411	5,110,243
Schlumberger Ltd.	15,113	1,036,752
		6,146,995

Oil & Gas Exploration & Production–1.07%

Cimarex Energy Co.	40,349	3,995,761
Newfield Exploration Co. (b)	138,601	3,982,007
Parsley Energy, Inc. -Class A (b)	317,539	9,297,542
Pioneer Natural Resources Co.	29,329	4,783,560
		22,058,870

Packaged Foods & Meats–4.82%

Blue Buffalo Pet Products, Inc. (b)	315,589	7,059,726
Lamb Weston Holdings, Inc.	303,838	13,362,795
Marine Harvest ASA (Norway)	1,042,081	19,411,033
Mondelez International, Inc. -Class A	525,496	23,132,334
Pinnacle Foods Inc.	139,060	8,257,383
Tyson Foods, Inc. -Class A	450,460	28,541,146
		99,764,417

Personal Products–0.39%

Estee Lauder Cos. Inc. (The) -Class A	20,813	2,060,279
Unilever N.V. (United Kingdom)	101,448	5,919,391
		7,979,670

Pharmaceuticals–3.37%

Allergan PLC	125,173	31,584,903
Eli Lilly and Co.	86,606	7,158,852
Merck & Co., Inc.	97,305	6,215,844
Zoetis Inc.	396,966	24,818,314
		69,777,913

Regional Banks–0.25%

SVB Financial Group (b)	29,010	5,176,544

Restaurants–0.14%

Papa John’s International, Inc.	40,093	2,859,834

Semiconductors–3.86%

Broadcom Ltd.	206,537	50,944,416
Integrated Device Technology, Inc. (b)	751,000	19,631,140
NVIDIA Corp.	57,523	9,348,063
		79,923,619

	Shares	Value

Soft Drinks–1.05%

Monster Beverage Corp. (b)	358,051	$ 18,887,190
PepsiCo, Inc.	25,010	2,916,416
		21,803,606

Specialized Consumer Services–0.51%

Service Corp. International	301,093	10,456,960

Specialized REIT’s–0.76%

Crown Castle International Corp.	103,337	10,393,636
SBA Communications Corp. -Class A (b)	38,211	5,255,923
		15,649,559

Specialty Chemicals–0.92%

Sherwin-Williams Co. (The)	56,672	19,113,765

Systems Software–1.87%

Microsoft Corp.	446,501	32,460,623
ServiceNow, Inc. (b)	56,330	6,221,648
		38,682,271

Technology Hardware, Storage & Peripherals–4.19%

Apple Inc.	583,348	86,761,348

Trading Companies & Distributors–1.20%

Watsco, Inc.	164,911	24,863,631

Wireless Telecommunication Services–2.01%

Altice USA, Inc. Class-A (b)(c)	323,234	10,808,945
Sprint Corp. (b)	3,594,179	28,681,548
T-Mobile US, Inc. (b)	34,897	2,151,749
		41,642,242
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.90% (Cost $1,195,473,926)		2,066,877,316

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–0.38%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $7,926,264)(d)(e)	7,926,264	7,926,264
TOTAL INVESTMENTS–100.28% (Cost $1,203,400,190)		2,074,803,580
OTHER ASSETS LESS LIABILITIES–(0.28)%		(5,767,229)
NET ASSETS–100.00%		$ 2,069,036,351

Investment Abbreviations:

ADR   —American Depositary Receipt

REIT   —Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2017.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Summit Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Summit Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Summit Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$2,021,857,933	$45,019,383	$—	$2,066,877,316

Money Market Funds	7,926,264	—	—	7,926,264

Total Investments	$2,029,784,197	$45,019,383	$—	$2,074,803,580

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $513,478,238 and $560,637,668, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 873,028,542
Aggregate unrealized (depreciation) of investment securities	(3,713,221)
Net unrealized appreciation of investment securities	$ 869,315,321
Cost of investments for tax purposes is $1,205,488,259.

Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.